UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                   FORM N-PX

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                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                 AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

                INVESTMENT COMPANY ACT FILE NUMBER:   811-21058

                                   REGISTRANT
                 AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC
                             C/O AETOS CAPITAL, LLC
                                875 THIRD AVENUE
                               NEW YORK, NY 10022
                                 (212)-201-2500

                          PRINCIPAL EXECUTIVE OFFICES
                                 HAROLD SCHAAFF
                               AETOS CAPITAL, LLC
                                875 THIRD AVENUE
                               NEW YORK, NY 10022

                               AGENT FOR SERVICE
                          LEONARD B. MACKEY, JR., ESQ.
                             CLIFFORD CHANCE US LLP
                              31 WEST 52ND STREET
                               NEW YORK, NY 10019


                      DATE OF FISCAL YEAR END: JANUARY 31

            DATE OF REPORTING PERIOD: JULY 1, 2009 TO JUNE 30, 2010

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The Registrant did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Aetos Capital Long/Short Strategies Fund, LLC

/s/ Michael F. Klein

President

Date:  August 18, 2010